LONG-TERM INVESTMENTS - Statements of financial position (Details) $ in Millions, Rp in Billions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Statements of financial position
Current assets		$ 2,977		Rp 47,561		Rp 42,843
Non-current assets		11,339		150,624		163,057
Current liabilities		(3,221)		(45,376)		(46,322)
Non-current liabilities		(2,960)		(40,978)		(42,572)
Statements of profit or loss and other comprehensive income
Operating expenses			Rp (92,255)	(84,354)	Rp (77,161)
Profit before income tax		2,510	36,077	42,628	38,166
Income tax expense – net	Rp (9,366)	(652)	(9,366)	(9,958)	(9,017)
Profit for the year from continuing operations		1,858	26,711	32,670	29,149
Other comprehensive income (loss)		344	4,954	(2,332)	(2,099)
Net comprehensive income for the year		$ 2,202	31,665	30,338	Rp 27,050
Tiphone
Statements of financial position
Current assets				8,084		7,615
Non-current assets				994		892
Current liabilities				(2,107)		(1,466)
Non-current liabilities				(3,255)		(3,062)
Equity (deficit)				3,716		3,979
Statements of profit or loss and other comprehensive income
Revenues			29,228	27,914
Operating expenses			(28,337)	(27,217)
Other income (expenses) including finance costs - net			(391)	(246)
Profit before income tax			500	451
Income tax expense – net			(138)	(116)
Profit for the year from continuing operations			362	335
Other comprehensive income (loss)			(63)	(3)
Net comprehensive income for the year			299	332
Indonusa
Statements of financial position
Current assets				307		449
Non-current assets				415		310
Current liabilities				(877)		(572)
Non-current liabilities				(177)		(297)
Equity (deficit)				(332)		(110)
Statements of profit or loss and other comprehensive income
Revenues			824	692
Operating expenses			(583)	(333)
Other income (expenses) including finance costs - net			(39)	(364)
Profit before income tax			202	(5)
Income tax expense – net			(55)
Profit for the year from continuing operations			147	(5)
Other comprehensive income (loss)			(2)
Net comprehensive income for the year			145	(5)
Teltranet
Statements of financial position
Current assets				174		269
Non-current assets				101		116
Current liabilities				(149)		(269)
Non-current liabilities				(90)		(138)
Equity (deficit)				36		(22)
Statements of profit or loss and other comprehensive income
Revenues			206	209
Operating expenses			(264)	(255)
Other income (expenses) including finance costs - net			(13)	(5)
Profit before income tax			(71)	(51)
Income tax expense – net			12	13
Profit for the year from continuing operations			(59)	(38)
Other comprehensive income (loss)			1	0
Net comprehensive income for the year			(58)	(38)
ILCS
Statements of financial position
Current assets				145		132
Non-current assets				32		47
Current liabilities				(87)		(87)
Non-current liabilities				(2)		(2)
Equity (deficit)				88		90
Statements of profit or loss and other comprehensive income
Revenues			164	122
Operating expenses			(162)	(116)
Other income (expenses) including finance costs - net			1	(4)
Profit before income tax			3	2
Income tax expense – net			(1)	1
Profit for the year from continuing operations			2	3
Other comprehensive income (loss)				0
Net comprehensive income for the year			2	3
GSN
Statements of financial position
Current assets				1		15
Non-current assets				185		169
Current liabilities				(27)		(1)
Non-current liabilities				(129)		(152)
Equity (deficit)				30		31
Statements of profit or loss and other comprehensive income
Revenues			5
Operating expenses			(5)	0
Other income (expenses) including finance costs - net			0
Profit before income tax			0	0
Profit for the year from continuing operations			0	0
Net comprehensive income for the year			0	0
Others
Statements of financial position
Current assets				190		223
Non-current assets				606		644
Current liabilities				(724)		(687)
Non-current liabilities				(1,882)		(1,883)
Equity (deficit)				(1,810)		Rp (1,703)
Statements of profit or loss and other comprehensive income
Revenues			117	106
Operating expenses			(279)	(287)
Other income (expenses) including finance costs - net			(43)	(19)
Profit before income tax			(205)	(200)
Income tax expense – net			(1)
Profit for the year from continuing operations			(206)	(200)
Net comprehensive income for the year			Rp (206)	Rp (200)